Accrued Expenses and Other Current Liabilities (Tables)	6 Months Ended	12 Months Ended
	Dec. 31, 2025	Jun. 30, 2025
Accrued Expenses and Other Current Liabilities [Abstract]
Schedule of Accrued Expenses and Other Current Liabilities

Accrued expenses and other current liabilities consist of the following:

	As of
	June 30, 2025	December 31, 2025
	RMB	RMB
		(Unaudited)
Deferred offering costs in accrued expenses and other current liabilities	4,984,502	941,235
Accrued payroll and welfare	880,796	885,374
Borrowing from third parties (1)	1,128,816	1,221,421
Other tax payable	2,156,194	2,041,773
Others (2)	335,352	286,333
Total accrued expenses and other current liabilities	9,485,660	5,376,136

(1)	Borrowings from third parties are to supplement working capital for project bidding and these borrowings are usually settled in a short time.

(2)	Others is mainly composed of personal social security costs payable.

Accrued expenses and other current liabilities consisted of the following:

	As of June 30,
	2024	2025
	RMB	RMB
Deferred offering costs in accrued expenses and other current liabilities	2,701,406	4,984,502
Accrued payroll and welfare	680,682	880,796
Borrowing from third parties (1)	647,463	1,128,816
Other tax payable	389,319	2,156,194
Others (2)	420,761	335,352
Total accrued expenses and other current liabilities	4,839,631	9,485,660